WESTERN ASSET GLOBAL HIGH INCOME FUND INC.

Schedule of investments (unaudited)	August 31, 2019

SECURITY‡	RATE	MATURITY DATE	FACE AMOUNT†	VALUE
CORPORATE BONDS & NOTES - 95.7%
COMMUNICATION SERVICES - 16.8%
Diversified Telecommunication Services - 2.4%
British Telecommunications PLC, Senior Notes	9.625%	12/15/30	60,000	$91,938
Cogent Communications Group Inc., Senior Secured Notes	5.375%	3/1/22	820,000	854,850	(a)
Intelsat Jackson Holdings SA, Senior Secured Notes	8.000%	2/15/24	740,000	772,375	(a)
Telecom Italia Capital SA, Senior Notes	6.000%	9/30/34	780,000	803,400
Telecom Italia SpA, Senior Notes	5.303%	5/30/24	450,000	483,188	(a)
Telefonica Emisiones SA, Senior Notes	5.134%	4/27/20	3,000,000	3,054,557
Turk Telekomunikasyon AS, Senior Notes	6.875%	2/28/25	500,000	509,358	(a)
UPCB Finance IV Ltd., Senior Secured Notes	5.375%	1/15/25	2,035,000	2,104,699	(a)
Windstream Services LLC/Windstream Finance Corp., Secured Notes	10.500%	6/30/24	3,160,000	1,975,000	*(a)(b)
Windstream Services LLC/Windstream Finance Corp., Secured Notes	9.000%	6/30/25	890,000	520,650	*(a)(b)

Total Diversified Telecommunication Services				11,170,015

Entertainment - 0.5%
Netflix Inc., Senior Notes	5.875%	11/15/28	1,040,000	1,166,100
Netflix Inc., Senior Notes	6.375%	5/15/29	1,250,000	1,443,750	(a)

Total Entertainment				2,609,850

Interactive Media & Services - 0.2%
Match Group Inc., Senior Notes	6.375%	6/1/24	880,000	930,600
Match Group Inc., Senior Notes	5.000%	12/15/27	70,000	73,850	(a)

Total Interactive Media & Services				1,004,450

Media - 9.2%
Altice France SA, Senior Secured Notes	7.375%	5/1/26	3,140,000	3,359,800	(a)
Altice France SA, Senior Secured Notes	8.125%	2/1/27	6,940,000	7,668,700	(a)
Altice Luxembourg SA, Senior Notes	7.750%	5/15/22	2,346,000	2,411,747	(a)
Altice Luxembourg SA, Senior Notes	10.500%	5/15/27	1,260,000	1,373,400	(a)
CCO Holdings LLC/CCO Holdings Capital Corp., Senior Notes	5.125%	5/1/27	3,140,000	3,328,369	(a)
CCO Holdings LLC/CCO Holdings Capital Corp., Senior Notes	5.000%	2/1/28	5,300,000	5,578,250	(a)
DISH DBS Corp., Senior Notes	5.875%	11/15/24	2,996,000	2,861,330
DISH DBS Corp., Senior Notes	7.750%	7/1/26	9,167,000	9,029,495
UBM PLC, Senior Notes	5.750%	11/3/20	1,500,000	1,548,248	(a)
UPC Holding BV, Senior Secured Notes	5.500%	1/15/28	995,000	1,039,775	(a)

See Notes to Schedule of Investments.

WESTERN ASSET GLOBAL HIGH INCOME FUND INC.

Schedule of investments (unaudited) (cont’d)	August 31, 2019

SECURITY‡	RATE	MATURITY DATE	FACE AMOUNT†	VALUE
Media - (continued)
Virgin Media Finance PLC, Senior Notes	6.000%	10/15/24	1,520,000	$1,575,100	(a)
Virgin Media Secured Finance PLC, Senior Secured Notes	5.250%	1/15/26	2,100,000	2,160,375	(a)
Virgin Media Secured Finance PLC, Senior Secured Notes	5.500%	8/15/26	1,350,000	1,415,812	(a)

Total Media				43,350,401

Wireless Telecommunication Services - 4.5%
CSC Holdings LLC, Senior Notes	6.625%	10/15/25	1,210,000	1,298,427	(a)
CSC Holdings LLC, Senior Notes	10.875%	10/15/25	2,017,000	2,293,077	(a)
CSC Holdings LLC, Senior Notes	5.375%	2/1/28	500,000	535,130	(a)
CSC Holdings LLC, Senior Notes	6.500%	2/1/29	1,460,000	1,638,850	(a)
Sprint Capital Corp., Senior Notes	6.875%	11/15/28	560,000	622,300
Sprint Capital Corp., Senior Notes	8.750%	3/15/32	1,160,000	1,455,777
Sprint Communications Inc., Senior Notes	7.000%	8/15/20	1,650,000	1,716,825
Sprint Communications Inc., Senior Notes	11.500%	11/15/21	3,455,000	4,068,262
Sprint Corp., Senior Notes	7.250%	9/15/21	1,440,000	1,552,608
Sprint Corp., Senior Notes	7.875%	9/15/23	2,960,000	3,337,400
VEON Holdings BV, Senior Notes	7.504%	3/1/22	1,050,000	1,155,913	(c)
VEON Holdings BV, Senior Notes	7.504%	3/1/22	450,000	495,392	(a)
Vimpel Communications Via VIP Finance Ireland Ltd. OJSC, Senior Notes	7.748%	2/2/21	820,000	879,153	(a)

Total Wireless Telecommunication Services				21,049,114

TOTAL COMMUNICATION SERVICES				79,183,830

CONSUMER DISCRETIONARY - 10.2%
Auto Components - 1.9%
Adient Global Holdings Ltd., Senior Notes	4.875%	8/15/26	3,830,000	2,977,825	(a)
Adient US LLC, Senior Secured Notes	7.000%	5/15/26	970,000	994,250	(a)
American Axle & Manufacturing Inc., Senior Notes	6.250%	4/1/25	40,000	37,749
American Axle & Manufacturing Inc., Senior Notes	6.250%	3/15/26	1,250,000	1,165,625
American Axle & Manufacturing Inc., Senior Notes	6.500%	4/1/27	940,000	865,975
JB Poindexter & Co. Inc., Senior Notes	7.125%	4/15/26	2,810,000	2,887,275	(a)

Total Auto Components				8,928,699

See Notes to Schedule of Investments.

WESTERN ASSET GLOBAL HIGH INCOME FUND INC.

Schedule of investments (unaudited) (cont’d)	August 31, 2019

SECURITY‡	RATE	MATURITY DATE	FACE AMOUNT†		VALUE
Diversified Consumer Services - 1.9%
Carriage Services Inc., Senior Notes	6.625%	6/1/26	2,140,000		$2,198,850	(a)
Prime Security Services Borrower LLC/Prime Finance Inc., Secured Notes	9.250%	5/15/23	2,214,000		2,332,394	(a)
Prime Security Services Borrower LLC/Prime Finance Inc., Senior Secured Notes	5.250%	4/15/24	1,120,000		1,159,659	(a)
Prime Security Services Borrower LLC/Prime Finance Inc., Senior Secured Notes	5.750%	4/15/26	2,020,000		2,110,900	(a)
Service Corp. International, Senior Notes	7.500%	4/1/27	770,000		927,850
Weight Watchers International Inc., Senior Notes	8.625%	12/1/25	510,000		513,825	(a)

Total Diversified Consumer Services					9,243,478

Hotels, Restaurants & Leisure - 2.6%
1011778 BC ULC/New Red Finance Inc., Senior Secured Notes	4.250%	5/15/24	2,210,000		2,286,819	(a)
MGM China Holdings Ltd., Senior Notes	5.875%	5/15/26	1,090,000		1,136,325	(a)
Saga PLC, Senior Notes	3.375%	5/12/24	2,960,000	GBP	3,213,786	(c)
Silversea Cruise Finance Ltd., Senior Secured Notes	7.250%	2/1/25	1,335,000		1,436,794	(a)
Viking Cruises Ltd., Senior Notes	6.250%	5/15/25	1,740,000		1,809,600	(a)
Viking Cruises Ltd., Senior Notes	5.875%	9/15/27	450,000		468,000	(a)
VOC Escrow Ltd., Senior Secured Notes	5.000%	2/15/28	1,680,000		1,730,400	(a)

Total Hotels, Restaurants & Leisure					12,081,724

Household Durables - 0.4%
Lennar Corp., Senior Notes	5.000%	6/15/27	1,860,000		2,001,825

Specialty Retail - 2.9%
Maxeda DIY Holding BV, Senior Secured Notes	6.125%	7/15/22	2,427,000	EUR	2,621,942	(c)
Party City Holdings Inc., Senior Notes	6.625%	8/1/26	3,250,000		3,103,750	(a)
PetSmart Inc., Senior Secured Notes	5.875%	6/1/25	4,520,000		4,452,200	(a)
Sally Holdings LLC/Sally Capital Inc., Senior Notes	5.625%	12/1/25	3,460,000		3,477,300

Total Specialty Retail					13,655,192

Textiles, Apparel & Luxury Goods - 0.5%
CBR Fashion Finance BV, Senior Secured Notes	5.125%	10/1/22	750,000	EUR	841,001	(c)
Hanesbrands Inc., Senior Notes	4.875%	5/15/26	1,350,000		1,429,893	(a)

Total Textiles, Apparel & Luxury Goods					2,270,894

TOTAL CONSUMER DISCRETIONARY					48,181,812

See Notes to Schedule of Investments.

WESTERN ASSET GLOBAL HIGH INCOME FUND INC.

Schedule of investments (unaudited) (cont’d)	August 31, 2019

SECURITY‡	RATE	MATURITY DATE	FACE AMOUNT†	VALUE
CONSUMER STAPLES - 2.2%
Beverages - 0.3%
Anheuser-Busch InBev Worldwide Inc., Senior Notes	4.150%	1/23/25	1,500,000	$1,643,334

Food Products - 1.1%
Lamb Weston Holdings Inc., Senior Notes	4.875%	11/1/26	800,000	839,000	(a)
Pilgrim’s Pride Corp., Senior Notes	5.750%	3/15/25	305,000	317,963	(a)
Pilgrim’s Pride Corp., Senior Notes	5.875%	9/30/27	3,510,000	3,795,187	(a)

Total Food Products				4,952,150

Household Products - 0.5%
Central Garden & Pet Co., Senior Notes	6.125%	11/15/23	280,000	291,900
Spectrum Brands Inc., Senior Notes	6.625%	11/15/22	174,000	177,480
Spectrum Brands Inc., Senior Notes	6.125%	12/15/24	380,000	396,150
Spectrum Brands Inc., Senior Notes	5.750%	7/15/25	1,340,000	1,400,300

Total Household Products				2,265,830

Tobacco - 0.3%
Altria Group Inc., Senior Notes	5.950%	2/14/49	1,110,000	1,427,057

TOTAL CONSUMER STAPLES				10,288,371

ENERGY - 22.0%
Energy Equipment & Services - 0.0%
Transocean Inc., Senior Notes	9.000%	7/15/23	278,000	288,419	(a)

Oil, Gas & Consumable Fuels - 22.0%
Anadarko Petroleum Corp., Senior Notes	6.450%	9/15/36	50,000	62,997
Andeavor Logistics LP/Tesoro Logistics Finance Corp., Senior Notes	6.375%	5/1/24	610,000	641,873
Andeavor Logistics LP/Tesoro Logistics Finance Corp., Senior Notes	5.250%	1/15/25	1,400,000	1,472,567
Berry Petroleum Co. LLC, Senior Notes	7.000%	2/15/26	1,985,000	1,831,163	(a)
Blue Racer Midstream LLC/Blue Racer Finance Corp., Senior Notes	6.125%	11/15/22	1,600,000	1,616,000	(a)
Blue Racer Midstream LLC/Blue Racer Finance Corp., Senior Notes	6.625%	7/15/26	100,000	98,938	(a)
Cheniere Corpus Christi Holdings LLC, Senior Secured Notes	5.875%	3/31/25	710,000	793,425
Chesapeake Energy Corp., Senior Notes	6.875%	11/15/20	2,720,000	2,713,200
Chesapeake Energy Corp., Senior Notes	4.875%	4/15/22	2,000,000	1,667,500
Chesapeake Energy Corp., Senior Notes	5.750%	3/15/23	560,000	450,800
Chesapeake Energy Corp., Senior Notes	7.500%	10/1/26	120,000	82,800
Continental Resources Inc., Senior Notes	4.500%	4/15/23	1,000,000	1,036,188
Continental Resources Inc., Senior Notes	4.900%	6/1/44	1,440,000	1,451,968

See Notes to Schedule of Investments.

WESTERN ASSET GLOBAL HIGH INCOME FUND INC.

Schedule of investments (unaudited) (cont’d)	August 31, 2019

SECURITY‡	RATE	MATURITY DATE	FACE AMOUNT†	VALUE
Oil, Gas & Consumable Fuels - (continued)
Ecopetrol SA, Senior Notes	5.875%	9/18/23	262,000	$292,235
Ecopetrol SA, Senior Notes	4.125%	1/16/25	1,030,000	1,082,788
Ecopetrol SA, Senior Notes	5.375%	6/26/26	4,500,000	5,045,670
Ecopetrol SA, Senior Notes	5.875%	5/28/45	1,820,000	2,145,343
El Paso Natural Gas Co. LLC, Senior Notes	8.375%	6/15/32	70,000	98,196
Energy Transfer Operating LP, Senior Notes	7.500%	10/15/20	130,000	137,048
Gazprom OAO Via Gaz Capital SA, Senior Notes	6.510%	3/7/22	1,920,000	2,091,725	(a)
Genesis Energy LP/Genesis Energy Finance Corp., Senior Notes	6.750%	8/1/22	610,000	618,906
KazMunayGas National Co. JSC, Senior Notes	4.750%	4/19/27	2,000,000	2,192,450	(a)
Kerr-McGee Corp., Senior Notes	6.950%	7/1/24	920,000	1,088,578
Kinder Morgan Inc., Senior Notes	7.750%	1/15/32	1,390,000	1,954,315
Lukoil International Finance BV, Senior Notes	6.656%	6/7/22	496,000	548,405	(c)
Lukoil International Finance BV, Senior Notes	4.563%	4/24/23	740,000	783,116	(a)
Lukoil International Finance BV, Senior Notes	4.750%	11/2/26	3,040,000	3,316,485	(a)
MEG Energy Corp., Senior Notes	6.375%	1/30/23	350,000	332,063	(a)
MEG Energy Corp., Senior Notes	7.000%	3/31/24	4,600,000	4,398,750	(a)
NGL Energy Partners LP/NGL Energy Finance Corp., Senior Notes	7.500%	11/1/23	950,000	966,321
NGPL PipeCo LLC, Senior Notes	7.768%	12/15/37	1,430,000	1,871,555	(a)
Oasis Petroleum Inc., Senior Notes	6.500%	11/1/21	1,930,000	1,823,850
Oasis Petroleum Inc., Senior Notes	6.875%	3/15/22	760,000	710,600
Oasis Petroleum Inc., Senior Notes	6.875%	1/15/23	2,520,000	2,293,200
Pertamina Persero PT, Senior Notes	5.250%	5/23/21	1,610,000	1,686,238	(a)
Petrobras Global Finance BV, Senior Notes	4.375%	5/20/23	1,632,000	1,691,748
Petrobras Global Finance BV, Senior Notes	5.999%	1/27/28	2,760,000	3,040,830
Petrobras Global Finance BV, Senior Notes	5.750%	2/1/29	5,760,000	6,252,480
Petrobras Global Finance BV, Senior Notes	6.875%	1/20/40	2,190,000	2,510,287

See Notes to Schedule of Investments.

WESTERN ASSET GLOBAL HIGH INCOME FUND INC.

Schedule of investments (unaudited) (cont’d)	August 31, 2019

SECURITY‡	RATE	MATURITY DATE	FACE AMOUNT†	VALUE
Oil, Gas & Consumable Fuels - (continued)
Petrobras Global Finance BV, Senior Notes	6.750%	1/27/41	3,910,000	$4,440,294
Petroleos de Venezuela SA, Senior Notes	6.000%	5/16/24	1,235,000	166,725	*(b)(c)
Petroleos Mexicanos, Senior Notes	6.500%	6/2/41	4,882,000	4,578,340
Range Resources Corp., Senior Notes	5.000%	3/15/23	4,330,000	3,842,875
Range Resources Corp., Senior Notes	4.875%	5/15/25	2,900,000	2,392,500
Rockies Express Pipeline LLC, Senior Notes	7.500%	7/15/38	1,020,000	1,161,525	(a)
Rockies Express Pipeline LLC, Senior Notes	6.875%	4/15/40	1,070,000	1,188,556	(a)
Sabine Pass Liquefaction LLC, Senior Secured Notes	5.000%	3/15/27	290,000	320,468
Targa Resources Partners LP/Targa Resources Partners Finance Corp., Senior Notes	5.875%	4/15/26	350,000	367,938
Targa Resources Partners LP/Targa Resources Partners Finance Corp., Senior Notes	6.500%	7/15/27	1,220,000	1,326,750	(a)
Targa Resources Partners LP/Targa Resources Partners Finance Corp., Senior Notes	5.000%	1/15/28	540,000	544,050
Targa Resources Partners LP/Targa Resources Partners Finance Corp., Senior Notes	6.875%	1/15/29	2,830,000	3,134,225	(a)
Transcontinental Gas Pipe Line Co. LLC, Senior Notes	7.850%	2/1/26	1,500,000	1,921,391
Transportadora de Gas del Peru SA, Senior Notes	4.250%	4/30/28	500,000	535,125	(a)
Transportadora de Gas del Sur SA, Senior Notes	6.750%	5/2/25	4,370,000	3,277,544	(a)
Western Midstream Operating LP, Senior Notes	5.450%	4/1/44	1,400,000	1,302,535
Western Midstream Operating LP, Senior Notes	5.500%	8/15/48	1,410,000	1,318,776
Whiting Petroleum Corp., Senior Notes	6.250%	4/1/23	80,000	63,200
Williams Cos. Inc., Senior Notes	3.700%	1/15/23	740,000	768,085
Williams Cos. Inc., Senior Notes	4.550%	6/24/24	680,000	736,848
Williams Cos. Inc., Senior Notes	7.500%	1/15/31	340,000	452,941
Williams Cos. Inc., Senior Notes	8.750%	3/15/32	486,000	709,255
Williams Cos. Inc., Senior Notes	5.750%	6/24/44	1,510,000	1,811,410
WPX Energy Inc., Senior Notes	8.250%	8/1/23	180,000	201,150

See Notes to Schedule of Investments.

WESTERN ASSET GLOBAL HIGH INCOME FUND INC.

Schedule of investments (unaudited) (cont’d)	August 31, 2019

SECURITY‡	RATE	MATURITY DATE	FACE AMOUNT†	VALUE
Oil, Gas & Consumable Fuels - (continued)
YPF SA, Senior Notes	8.500%	3/23/21	950,000	$732,925	(a)
YPF SA, Senior Notes	8.500%	7/28/25	5,310,000	3,504,653	(a)

Total Oil, Gas & Consumable Fuels				103,692,685

TOTAL ENERGY				103,981,104

FINANCIALS - 16.6%
Banks - 11.9%
Banco Bilbao Vizcaya Argentaria Colombia SA, Subordinated Notes	4.875%	4/21/25	540,000	577,130	(a)
Bank of America Corp., Junior Subordinated Notes (6.500% to 10/23/24 then 3 mo. USD LIBOR + 4.174%)	6.500%	10/23/24	1,200,000	1,344,858	(d)(e)
Bank of America Corp., Subordinated Notes	4.250%	10/22/26	1,000,000	1,092,374
Barclays Bank PLC, Subordinated Notes	10.179%	6/12/21	2,520,000	2,826,448	(a)
Barclays Bank PLC, Subordinated Notes	7.625%	11/21/22	3,430,000	3,784,027
Barclays PLC, Junior Subordinated Notes (8.000% to 6/15/24 then 5 year Treasury Constant Maturity Rate + 5.672%)	8.000%	6/15/24	1,620,000	1,686,039	(d)(e)
Barclays PLC, Subordinated Notes	5.200%	5/12/26	500,000	532,280
Barclays PLC, Subordinated Notes (5.088% to 6/20/29 then 3 mo. USD LIBOR + 3.054%)	5.088%	6/20/30	1,200,000	1,247,592	(e)
BBVA Banco Continental SA, Subordinated Notes (5.250% to 9/22/24 then 5 year Treasury Constant Maturity Rate + 2.750%)	5.250%	9/22/29	240,000	260,702	(a)(e)
BBVA Bancomer SA, Subordinated Notes (5.125% to 1/17/28 then 5 year Treasury Constant Maturity Rate + 2.650%)	5.125%	1/18/33	2,050,000	1,970,563	(a)(e)
BNP Paribas SA, Junior Subordinated Notes (7.375% to 8/19/25 then USD 5 year ICE Swap Rate + 5.150%)	7.375%	8/19/25	1,360,000	1,512,463	(a)(d)(e)
CIT Group Inc., Senior Notes	5.000%	8/15/22	470,000	502,237
CIT Group Inc., Senior Notes	5.000%	8/1/23	1,560,000	1,696,500
Citigroup Inc., Junior Subordinated Notes (5.950% to 5/15/25 then 3 mo. USD LIBOR + 3.905%)	5.950%	5/15/25	2,040,000	2,184,544	(d)(e)
Citigroup Inc., Junior Subordinated Notes (6.300% to 5/15/24 then 3 mo. USD LIBOR + 3.423%)	6.300%	5/15/24	3,180,000	3,377,844	(d)(e)
Citigroup Inc., Subordinated Notes	4.125%	7/25/28	500,000	545,684

See Notes to Schedule of Investments.

WESTERN ASSET GLOBAL HIGH INCOME FUND INC.

Schedule of investments (unaudited) (cont’d)	August 31, 2019

SECURITY‡	RATE	MATURITY DATE	FACE AMOUNT†		VALUE
Banks - (continued)
Credit Agricole SA, Junior Subordinated Notes (8.125% to 12/23/25 then USD 5 year ICE Swap Rate + 6.185%)	8.125%	12/23/25	2,160,000		$2,525,388	(a)(d)(e)
Credit Agricole SA, Junior Subordinated Notes (8.375% to 10/13/19 then 3 mo. USD LIBOR + 6.982%)	8.375%	10/13/19	780,000		788,424	(a)(d)(e)
HSBC Holdings PLC, Junior Subordinated Notes (6.000% to 5/22/27 then USD 5 year ICE Swap Rate + 3.746%)	6.000%	5/22/27	1,230,000		1,234,945	(d)(e)
HSBC Holdings PLC, Junior Subordinated Notes (6.500% to 3/23/28 then USD 5 year ICE Swap Rate + 3.606%)	6.500%	3/23/28	3,810,000		3,918,966	(d)(e)
Intesa Sanpaolo SpA, Subordinated Notes	5.017%	6/26/24	4,380,000		4,492,781	(a)
Intesa Sanpaolo SpA, Subordinated Notes	5.710%	1/15/26	5,090,000		5,374,027	(a)
JPMorgan Chase & Co., Junior Subordinated Notes (6.000% to 8/1/23 then 3 mo. USD LIBOR + 3.300%)	6.000%	8/1/23	1,630,000		1,737,115	(d)(e)
Lloyds Banking Group PLC, Subordinated Notes	4.650%	3/24/26	840,000		887,118
NatWest Markets NV, Subordinated Notes	7.750%	5/15/23	490,000		563,221
Royal Bank of Scotland Group PLC, Junior Subordinated Notes (7.648% to 9/30/31 then 3 mo. USD LIBOR + 2.500%)	7.648%	9/30/31	660,000		887,700	(d)(e)
Royal Bank of Scotland Group PLC, Junior Subordinated Notes (8.625% to 8/15/21 then USD 5 year ICE Swap Rate + 7.598%)	8.625%	8/15/21	760,000		806,550	(d)(e)
Royal Bank of Scotland Group PLC, Subordinated Notes	5.125%	5/28/24	760,000		804,849
Santander UK Group Holdings PLC, Junior Subordinated Notes (7.375% to 6/24/22 then GBP 5 year Swap Rate + 5.543%)	7.375%	6/24/22	1,240,000	GBP	1,592,910	(c)(d)(e)
TC Ziraat Bankasi AS, Senior Notes	5.125%	9/29/23	1,890,000		1,724,496	(a)

See Notes to Schedule of Investments.

WESTERN ASSET GLOBAL HIGH INCOME FUND INC.

Schedule of investments (unaudited) (cont’d)	August 31, 2019

SECURITY‡	RATE	MATURITY DATE	FACE AMOUNT†	VALUE
Banks - (continued)
UniCredit SpA, Subordinated Notes (7.296% to 4/2/29 then USD 5 year ICE Swap Rate + 4.914%)	7.296%	4/2/34	2,170,000	$2,453,075	(a)(e)
Wells Fargo & Co., Subordinated Notes	4.300%	7/22/27	1,000,000	1,108,222

Total Banks				56,041,072

Capital Markets - 1.9%
Credit Suisse Group AG, Junior Subordinated Notes (7.250% to 9/12/25 then USD 5 year ICE Swap Rate + 4.332%)	7.250%	9/12/25	1,270,000	1,353,052	(a)(d)(e)
Donnelley Financial Solutions Inc., Senior Notes	8.250%	10/15/24	1,330,000	1,379,875
Goldman Sachs Group Inc., Subordinated Notes	6.750%	10/1/37	2,800,000	3,840,058
UBS Group Funding Switzerland AG, Junior Subordinated Notes (7.000% to 1/31/24 then USD 5 year ICE Swap Rate + 4.344%)	7.000%	1/31/24	2,490,000	2,642,512	(a)(d)(e)

Total Capital Markets				9,215,497

Consumer Finance - 0.2%
Ally Financial Inc., Senior Notes	8.000%	3/15/20	129,000	132,935
Navient Corp., Senior Notes	5.875%	10/25/24	480,000	507,355
Navient Corp., Senior Notes	6.750%	6/15/26	410,000	439,725

Total Consumer Finance				1,080,015

Diversified Financial Services - 2.6%
AerCap Ireland Capital DAC/AerCap Global Aviation Trust, Senior Notes	4.625%	10/30/20	180,000	184,407
AerCap Ireland Capital DAC/AerCap Global Aviation Trust, Senior Notes	4.625%	7/1/22	640,000	676,998
Allied Universal Holdco LLC, Senior Secured Notes	6.625%	7/15/26	1,290,000	1,373,850	(a)
ASP AMC Merger Sub Inc., Senior Notes	8.000%	5/15/25	200,000	135,500	(a)
Banco Nacional de Comercio Exterior SNC, Senior Notes	4.375%	10/14/25	1,340,000	1,398,625	(a)
DAE Funding LLC, Senior Notes	5.750%	11/15/23	1,080,000	1,142,100	(a)
GE Capital International Funding Co. Unlimited Co., Senior Notes	3.373%	11/15/25	1,000,000	1,013,794
Global Aircraft Leasing Co. Ltd., Senior Notes (6.500% Cash or 7.250% PIK)	6.500%	9/15/24	2,700,000	2,693,250	(a)(f)

See Notes to Schedule of Investments.

WESTERN ASSET GLOBAL HIGH INCOME FUND INC.

Schedule of investments (unaudited) (cont’d)	August 31, 2019

SECURITY‡	RATE	MATURITY DATE	FACE AMOUNT†	VALUE
Diversified Financial Services - (continued)
International Lease Finance Corp., Senior Notes	8.250%	12/15/20	2,620,000	$2,812,197
International Lease Finance Corp., Senior Notes	5.875%	8/15/22	580,000	637,239

Total Diversified Financial Services				12,067,960

TOTAL FINANCIALS				78,404,544

HEALTH CARE - 6.3%
Health Care Equipment & Supplies - 0.2%
Becton Dickinson and Co., Senior Notes	3.700%	6/6/27	1,109,000	1,188,776

Health Care Providers & Services - 3.2%
Air Medical Group Holdings Inc., Senior Notes	6.375%	5/15/23	1,030,000	907,688	(a)
Centene Corp., Senior Notes	5.625%	2/15/21	830,000	842,450
Centene Corp., Senior Notes	6.125%	2/15/24	630,000	661,028
Centene Corp., Senior Notes	4.750%	1/15/25	1,600,000	1,664,000
CHS/Community Health Systems Inc., Senior Secured Notes	8.000%	3/15/26	1,670,000	1,607,375	(a)
DaVita Inc., Senior Notes	5.125%	7/15/24	840,000	856,556
DaVita Inc., Senior Notes	5.000%	5/1/25	990,000	994,950
HCA Inc., Senior Notes	5.625%	9/1/28	2,190,000	2,497,284
HCA Inc., Senior Secured Notes	5.250%	6/15/26	820,000	926,648
HCA Inc., Senior Secured Notes	4.125%	6/15/29	1,000,000	1,066,094
Magellan Health Inc., Senior Notes	4.900%	9/22/24	3,020,000	3,030,570

Total Health Care Providers & Services				15,054,643

Pharmaceuticals - 2.9%
Bausch Health Americas Inc., Senior Notes	8.500%	1/31/27	1,110,000	1,234,853	(a)
Bausch Health Cos. Inc., Senior Notes	5.875%	5/15/23	750,000	762,187	(a)
Bausch Health Cos. Inc., Senior Notes	6.125%	4/15/25	3,370,000	3,479,525	(a)
Bausch Health Cos. Inc., Senior Secured Notes	7.000%	3/15/24	700,000	741,062	(a)
Teva Pharmaceutical Finance Co. BV, Senior Notes	2.950%	12/18/22	1,820,000	1,594,775
Teva Pharmaceutical Finance Netherlands III BV, Senior Notes	2.800%	7/21/23	6,890,000	5,822,050

Total Pharmaceuticals				13,634,452

TOTAL HEALTH CARE				29,877,871

See Notes to Schedule of Investments.

WESTERN ASSET GLOBAL HIGH INCOME FUND INC.

Schedule of investments (unaudited) (cont’d)	August 31, 2019

SECURITY‡	RATE	MATURITY DATE	FACE AMOUNT†	VALUE
INDUSTRIALS - 4.7%
Airlines - 0.0%
Delta Air Lines Pass-Through Certificates Trust	8.021%	8/10/22	151,058	$168,437

Building Products - 1.0%
Standard Industries Inc., Senior Notes	5.000%	2/15/27	2,760,000	2,835,900	(a)
Standard Industries Inc., Senior Notes	4.750%	1/15/28	1,820,000	1,835,925	(a)

Total Building Products				4,671,825

Commercial Services & Supplies - 2.0%
GFL Environmental Inc., Senior Notes	8.500%	5/1/27	1,390,000	1,525,525	(a)
United Rentals North America Inc., Senior Notes	5.500%	7/15/25	450,000	470,812
United Rentals North America Inc., Senior Notes	6.500%	12/15/26	4,280,000	4,670,550
United Rentals North America Inc., Senior Notes	5.500%	5/15/27	260,000	279,958
United Rentals North America Inc., Senior Notes	4.875%	1/15/28	2,170,000	2,283,925

Total Commercial Services & Supplies				9,230,770

Industrial Conglomerates - 0.2%
Alfa SAB de CV, Senior Notes	6.875%	3/25/44	400,000	474,504	(a)
General Electric Co., Junior Subordinated Notes (5.000% to 1/21/21 then 3 mo. USD LIBOR + 3.330%)	5.000%	1/21/21	400,000	363,608	(d)(e)

Total Industrial Conglomerates				838,112

Machinery - 0.4%
Allison Transmission Inc., Senior Notes	5.000%	10/1/24	440,000	453,519	(a)
Allison Transmission Inc., Senior Notes	4.750%	10/1/27	1,434,000	1,477,020	(a)

Total Machinery				1,930,539

Marine - 0.2%
Navios Maritime Acquisition Corp./ Navios Acquisition Finance U.S. Inc., Senior Secured Notes	8.125%	11/15/21	1,430,000	1,169,919	(a)

Trading Companies & Distributors - 0.9%
Ashtead Capital Inc., Secured Notes	4.125%	8/15/25	2,180,000	2,248,125	(a)
Beacon Roofing Supply Inc., Senior Notes	4.875%	11/1/25	2,025,000	2,004,750	(a)

Total Trading Companies & Distributors				4,252,875

TOTAL INDUSTRIALS				22,262,477

See Notes to Schedule of Investments.

WESTERN ASSET GLOBAL HIGH INCOME FUND INC.

Schedule of investments (unaudited) (cont’d)	August 31, 2019

SECURITY‡	RATE	MATURITY DATE	FACE AMOUNT†	VALUE
INFORMATION TECHNOLOGY - 1.1%
Software - 0.1%
j2 Cloud Services LLC/j2 Global Co-Obligor Inc., Senior Notes	6.000%	7/15/25	490,000	$517,513	(a)

Technology Hardware, Storage & Peripherals - 1.0%
Dell International LLC/EMC Corp., Senior Notes	7.125%	6/15/24	690,000	727,415	(a)
Seagate HDD Cayman, Senior Notes	4.750%	6/1/23	410,000	428,329
Seagate HDD Cayman, Senior Notes	4.750%	1/1/25	1,330,000	1,385,285
Seagate HDD Cayman, Senior Notes	4.875%	6/1/27	630,000	648,809
Western Digital Corp., Senior Notes	4.750%	2/15/26	1,390,000	1,426,071

Total Technology Hardware, Storage & Peripherals				4,615,909

TOTAL INFORMATION TECHNOLOGY				5,133,422

MATERIALS - 13.1%
Chemicals - 1.5%
Braskem America Finance Co., Senior Notes	7.125%	7/22/41	1,060,000	1,268,025	(c)
Mexichem SAB de CV, Senior Notes	5.875%	9/17/44	2,000,000	2,140,000	(a)
OCP SA, Senior Notes	5.625%	4/25/24	1,250,000	1,379,338	(a)
OCP SA, Senior Notes	4.500%	10/22/25	1,070,000	1,137,641	(a)
Valvoline Inc., Senior Notes	4.375%	8/15/25	1,250,000	1,268,750

Total Chemicals				7,193,754

Containers & Packaging - 3.5%
ARD Securities Finance SARL, Senior Secured Notes (8.750% PIK)	8.750%	1/31/23	4,329,699	4,502,887	(a)(f)
Ardagh Packaging Finance PLC/Ardagh Holdings USA Inc., Senior Notes	6.000%	2/15/25	3,890,000	4,072,344	(a)
Greif Inc., Senior Notes	6.500%	3/1/27	2,180,000	2,294,450	(a)
Pactiv LLC, Senior Notes	7.950%	12/15/25	2,220,000	2,403,150
Pactiv LLC, Senior Notes	8.375%	4/15/27	510,000	549,525
Suzano Trading Ltd., Senior Notes	5.875%	1/23/21	160,000	167,601	(c)
Trivium Packaging Finance BV, Senior Notes	8.500%	8/15/27	950,000	1,023,625	(a)
Trivium Packaging Finance BV, Senior Secured Notes	5.500%	8/15/26	1,310,000	1,388,600	(a)

Total Containers & Packaging				16,402,182

Metals & Mining - 6.4%
Alcoa Nederland Holding BV, Senior Notes	6.750%	9/30/24	890,000	936,725	(a)
Alcoa Nederland Holding BV, Senior Notes	7.000%	9/30/26	1,870,000	2,023,714	(a)

See Notes to Schedule of Investments.

WESTERN ASSET GLOBAL HIGH INCOME FUND INC.

Schedule of investments (unaudited) (cont’d)	August 31, 2019

SECURITY‡	RATE	MATURITY DATE	FACE AMOUNT†		VALUE
Metals & Mining - (continued)
Alcoa Nederland Holding BV, Senior Notes	6.125%	5/15/28	1,290,000		$1,344,825	(a)
Anglo American Capital PLC, Senior Notes	4.125%	4/15/21	520,000		531,965	(a)
Anglo American Capital PLC, Senior Notes	4.875%	5/14/25	1,470,000		1,594,550	(a)
ArcelorMittal, Senior Notes	7.000%	10/15/39	1,140,000		1,365,977
First Quantum Minerals Ltd., Senior Notes	7.000%	2/15/21	854,000		855,601	(a)
First Quantum Minerals Ltd., Senior Notes	7.250%	5/15/22	2,490,000		2,433,975	(a)
Freeport-McMoRan Inc., Senior Notes	4.000%	11/14/21	830,000		846,716
Freeport-McMoRan Inc., Senior Notes	6.875%	2/15/23	2,380,000		2,509,948
Freeport-McMoRan Inc., Senior Notes	3.875%	3/15/23	680,000		688,772
Freeport-McMoRan Inc., Senior Notes	4.550%	11/14/24	2,080,000		2,105,605
Freeport-McMoRan Inc., Senior Notes	5.400%	11/14/34	2,530,000		2,441,450
Freeport-McMoRan Inc., Senior Notes	5.450%	3/15/43	960,000		880,800
Hudbay Minerals Inc., Senior Notes	7.250%	1/15/23	370,000		383,357	(a)
Southern Copper Corp., Senior Notes	6.750%	4/16/40	730,000		961,208
Southern Copper Corp., Senior Notes	5.250%	11/8/42	2,380,000		2,755,133
Teck Resources Ltd., Senior Notes	6.250%	7/15/41	460,000		519,916
Vale Overseas Ltd., Senior Notes	4.375%	1/11/22	4,660,000		4,840,575

Total Metals & Mining					30,020,812

Paper & Forest Products - 1.7%
Inversiones CMPC SA, Senior Notes	4.500%	4/25/22	500,000		522,553	(a)
Inversiones CMPC SA, Senior Notes	4.375%	5/15/23	460,000		484,330	(a)
Lecta SA, Senior Secured Notes	6.500%	8/1/23	1,160,000	EUR	514,370	(c)
Mercer International Inc., Senior Notes	7.375%	1/15/25	2,640,000		2,725,800
Suzano Austria GmbH, Senior Notes	5.750%	7/14/26	3,400,000		3,803,580	(a)

Total Paper & Forest Products					8,050,633

TOTAL MATERIALS					61,667,381

REAL ESTATE - 1.4%
Equity Real Estate Investment Trusts (REITs) - 1.4%
CoreCivic Inc., Senior Notes	4.125%	4/1/20	110,000		110,000
CoreCivic Inc., Senior Notes	5.000%	10/15/22	570,000		566,438
CoreCivic Inc., Senior Notes	4.625%	5/1/23	360,000		349,200
CoreCivic Inc., Senior Notes	4.750%	10/15/27	1,490,000		1,305,612
MPT Operating Partnership LP/MPT Finance Corp., Senior Notes	6.375%	3/1/24	780,000		818,025

See Notes to Schedule of Investments.

WESTERN ASSET GLOBAL HIGH INCOME FUND INC.

Schedule of investments (unaudited) (cont’d)	August 31, 2019

SECURITY‡	RATE	MATURITY DATE	FACE AMOUNT†		VALUE
Equity Real Estate Investment Trusts (REITs) - (continued)
MPT Operating Partnership LP/MPT Finance Corp., Senior Notes	5.250%	8/1/26	2,070,000		$2,194,821
MPT Operating Partnership LP/MPT Finance Corp., Senior Notes	5.000%	10/15/27	1,070,000		1,144,900

TOTAL REAL ESTATE					6,488,996

UTILITIES - 1.3%
Electric Utilities - 0.2%
FirstEnergy Corp., Senior Notes	7.375%	11/15/31	330,000		473,365
Pampa Energia SA, Senior Notes	7.375%	7/21/23	860,000		593,409	(c)

Total Electric Utilities					1,066,774

Gas Utilities - 0.7%
Suburban Propane Partners LP/Suburban Energy Finance Corp., Senior Notes	5.875%	3/1/27	3,100,000		3,150,375

Independent Power and Renewable Electricity Producers - 0.4%
Minejesa Capital BV, Senior Secured Notes	5.625%	8/10/37	1,780,000		1,983,027	(a)

TOTAL UTILITIES					6,200,176

TOTAL CORPORATE BONDS & NOTES (Cost - $408,924,606)					451,669,984

SOVEREIGN BONDS - 26.5%
Argentina - 1.7%
Argentina POM Politica Monetaria, Bonds (Argentina Central Bank 7 Day Repo Reference Rate)	66.777%	6/21/20	42,670,000	ARS	206,328	(e)
Argentine Republic Government International Bond, Senior Notes	6.875%	4/22/21	5,950,000		2,543,684
Argentine Republic Government International Bond, Senior Notes	5.625%	1/26/22	3,470,000		1,388,000
Argentine Republic Government International Bond, Senior Notes	4.625%	1/11/23	4,610,000		1,825,606
Provincia de Buenos Aires, Senior Notes	9.950%	6/9/21	1,760,000		642,400	(a)
Provincia de Buenos Aires, Senior Notes	7.875%	6/15/27	3,660,000		1,226,100	(a)

Total Argentina					7,832,118

Armenia - 0.2%
Republic of Armenia International Bond, Senior Notes	6.000%	9/30/20	820,000		840,349	(c)

See Notes to Schedule of Investments.

WESTERN ASSET GLOBAL HIGH INCOME FUND INC.

Schedule of investments (unaudited) (cont’d)	August 31, 2019

SECURITY‡	RATE	MATURITY DATE	FACE AMOUNT†		VALUE
Brazil - 1.6%
Brazil Notas do Tesouro Nacional Serie F, Notes	10.000%	1/1/21	2,826,000	BRL	$717,684
Brazil Notas do Tesouro Nacional Serie F, Notes	10.000%	1/1/23	18,677,000	BRL	4,933,681
Brazilian Government International Bond, Senior Notes	4.625%	1/13/28	1,750,000		1,884,330

Total Brazil					7,535,695

Colombia - 1.4%
Colombia Government International Bond, Senior Notes	7.375%	9/18/37	4,542,000		6,642,721

Costa Rica - 0.1%
Costa Rica Government International Bond, Senior Notes	7.158%	3/12/45	500,000		510,630	(a)

Croatia - 0.3%
Croatia Government International Bond, Senior Notes	6.625%	7/14/20	630,000		653,357	(a)
Croatia Government International Bond, Senior Notes	5.500%	4/4/23	450,000		500,751	(c)
Croatia Government International Bond, Senior Notes	5.500%	4/4/23	410,000		456,240	(a)

Total Croatia					1,610,348

Dominican Republic - 0.9%
Dominican Republic International Bond, Senior Notes	5.500%	1/27/25	4,120,000		4,403,291	(a)

Ecuador - 1.2%
Ecuador Government International Bond, Senior Notes	10.500%	3/24/20	1,650,000		1,699,516	(a)
Ecuador Government International Bond, Senior Notes	10.750%	3/28/22	890,000		972,334	(a)
Ecuador Government International Bond, Senior Notes	9.650%	12/13/26	2,690,000		2,790,902	(a)

Total Ecuador					5,462,752

Egypt - 0.4%
Egypt Government International Bond, Senior Notes	7.600%	3/1/29	1,950,000		2,109,073	(a)

See Notes to Schedule of Investments.

WESTERN ASSET GLOBAL HIGH INCOME FUND INC.

Schedule of investments (unaudited) (cont’d)	August 31, 2019

SECURITY‡	RATE	MATURITY DATE	FACE AMOUNT†		VALUE
Ghana - 0.5%
Ghana Government International Bond, Senior Notes	8.125%	1/18/26	270,000		$286,377	(a)
Ghana Government International Bond, Senior Notes	10.750%	10/14/30	920,000		1,147,369	(a)
Ghana Government International Bond, Senior Notes	8.125%	3/26/32	900,000		882,463	(a)

Total Ghana					2,316,209

Guatemala - 0.4%
Guatemala Government Bond, Senior Notes	4.375%	6/5/27	1,970,000		2,049,785	(a)

Honduras - 0.4%
Honduras Government International Bond, Senior Notes	7.500%	3/15/24	400,000		447,004	(c)
Honduras Government International Bond, Senior Notes	6.250%	1/19/27	1,200,000		1,306,512	(a)

Total Honduras					1,753,516

Hungary - 0.3%
Hungary Government International Bond, Senior Notes	5.750%	11/22/23	942,000		1,072,954
Hungary Government International Bond, Senior Notes	5.375%	3/25/24	300,000		340,595

Total Hungary					1,413,549

Indonesia - 5.5%
Indonesia Government International Bond, Senior Notes	5.875%	1/15/24	2,369,000		2,685,886	(a)
Indonesia Government International Bond, Senior Notes	4.125%	1/15/25	1,110,000		1,188,622	(a)
Indonesia Government International Bond, Senior Notes	3.850%	7/18/27	7,140,000		7,659,682	(a)
Indonesia Government International Bond, Senior Notes	3.500%	1/11/28	4,370,000		4,600,093
Indonesia Government International Bond, Senior Notes	6.625%	2/17/37	4,635,000		6,477,101	(c)
Indonesia Treasury Bond, Senior Notes	8.250%	7/15/21	7,604,000,000	IDR	554,580
Indonesia Treasury Bond, Senior Notes	7.000%	5/15/22	40,240,000,000	IDR	2,877,224
Indonesia Treasury Bond, Senior Notes	8.375%	3/15/34	209,000,000	IDR	15,580

Total Indonesia					26,058,768

Ivory Coast - 0.3%
Ivory Coast Government International Bond, Senior Notes	5.750%	12/31/32	1,320,000		1,311,651	(a)

See Notes to Schedule of Investments.

WESTERN ASSET GLOBAL HIGH INCOME FUND INC.

Schedule of investments (unaudited) (cont’d)	August 31, 2019

SECURITY‡	RATE	MATURITY DATE	FACE AMOUNT†		VALUE
Jamaica - 0.1%
Jamaica Government International Bond, Senior Notes	8.000%	3/15/39	500,000		$648,130

Kenya - 0.1%
Kenya Government International Bond, Senior Notes	7.250%	2/28/28	600,000		628,337	(a)

Mexico - 1.3%
Mexican Bonos, Bonds	6.500%	6/9/22	23,000,000	MXN	1,135,936
Mexico Government International Bond, Senior Notes	3.600%	1/30/25	2,200,000		2,295,150
Mexico Government International Bond, Senior Notes	3.750%	1/11/28	2,400,000		2,513,424

Total Mexico					5,944,510

Nigeria - 0.5%
Nigeria Government International Bond, Senior Notes	7.143%	2/23/30	2,200,000		2,216,251	(a)

Panama - 0.1%
Panama Government International Bond, Senior Notes	6.700%	1/26/36	460,000		674,480

Paraguay - 0.2%
Paraguay Government International Bond, Senior Notes	5.000%	4/15/26	730,000		807,570	(a)

Peru - 1.2%
Peruvian Government International Bond, Senior Notes	7.350%	7/21/25	750,000		971,633
Peruvian Government International Bond, Senior Notes	8.750%	11/21/33	2,604,000		4,469,766

Total Peru					5,441,399

Poland - 1.3%
Republic of Poland Government Bond	2.500%	7/25/27	17,850,000	PLN	4,722,290
Republic of Poland Government International Bond, Senior Notes	5.125%	4/21/21	1,390,000		1,462,106

Total Poland					6,184,396

Russia - 2.7%
Russian Federal Bond - OFZ	7.000%	1/25/23	74,770,000	RUB	1,132,175
Russian Federal Bond - OFZ	7.750%	9/16/26	375,770,000	RUB	5,906,084
Russian Foreign Bond - Eurobond, Senior Notes	12.750%	6/24/28	42,000		71,167	(c)
Russian Foreign Bond - Eurobond, Senior Notes	5.875%	9/16/43	4,400,000		5,637,922	(a)

Total Russia					12,747,348

See Notes to Schedule of Investments.

WESTERN ASSET GLOBAL HIGH INCOME FUND INC.

Schedule of investments (unaudited) (cont’d)	August 31, 2019

SECURITY‡	RATE	MATURITY DATE	FACE AMOUNT†		VALUE
Senegal - 0.1%
Senegal Government International Bond, Senior Notes	6.250%	7/30/24	450,000		$487,047	(c)

Sri Lanka - 0.6%
Sri Lanka Government International Bond, Senior Notes	6.250%	7/27/21	2,700,000		2,747,525	(c)

Turkey - 1.5%
Turkey Government International Bond, Senior Notes	4.250%	4/14/26	5,000,000		4,377,900
Turkey Government International Bond, Senior Notes	4.875%	10/9/26	2,800,000		2,514,809

Total Turkey					6,892,709

Ukraine - 1.1%
Ukraine Government International Bond, Senior Notes	7.750%	9/1/20	1,810,000		1,862,135	(a)
Ukraine Government International Bond, Senior Notes	7.375%	9/25/32	3,300,000		3,402,139	(a)

Total Ukraine					5,264,274

Uruguay - 0.4%
Uruguay Government International Bond, Senior Notes	9.875%	6/20/22	62,870,000	UYU	1,685,981	(c)
Uruguay Government International Bond, Senior Notes	8.500%	3/15/28	16,630,000	UYU	393,077	(c)

Total Uruguay					2,079,058

Venezuela - 0.1%
Venezuela Government International Bond, Senior Notes	8.250%	10/13/24	3,460,000		562,250	*(b)(c)

TOTAL SOVEREIGN BONDS (Cost - $119,636,114)					125,175,739

SENIOR LOANS - 10.1%
COMMUNICATION SERVICES - 1.7%
Media - 1.7%
Charter Communications Operating LLC, Term Loan B (3 mo. USD LIBOR + 2.000%)	4.330%	4/30/25	4,034,457		4,048,832	(e)(g)(h)
iHeartCommunications Inc., Term Loan (1 mo. USD LIBOR + 4.000%)	6.100%	5/4/26	1,358,824		1,365,407	(e)(g)(h)(i)
Lamar Media Corp., Term Loan B (3 mo. USD LIBOR + 1.750%)	4.125%	3/14/25	2,666,250		2,674,566	(e)(g)(h)

TOTAL COMMUNICATION SERVICES					8,088,805

See Notes to Schedule of Investments.

WESTERN ASSET GLOBAL HIGH INCOME FUND INC.

Schedule of investments (unaudited) (cont’d)	August 31, 2019

SECURITY‡	RATE	MATURITY DATE	FACE AMOUNT†	VALUE
CONSUMER DISCRETIONARY - 6.3%
Diversified Consumer Services - 0.6%
Prime Security Services Borrower LLC, Term Loan B1 (1 mo. USD LIBOR + 2.750%)	4.862%	5/2/22	2,810,000	$2,812,006	(e)(g)(h)

Hotels, Restaurants & Leisure - 4.7%
1011778 BC Unlimited Liability Co., Term Loan B3 (1 mo. USD LIBOR + 2.250%)	4.362%	2/16/24	3,092,092	3,092,723	(e)(g)(h)
Aramark Services Inc., Term Loan B3 (3 mo. USD LIBOR + 1.750%)	4.080%	3/11/25	6,392,877	6,397,441	(e)(g)(h)
Caesars Resort Collection LLC, Term Loan B (1 mo. USD LIBOR + 2.750%)	4.862%	12/23/24	1,296,709	1,279,487	(e)(g)(h)
Four Seasons Hotels Ltd., Restated Term Loan	—	11/30/23	750,000	752,109	(i)
Hilton Worldwide Finance LLC, Refinance Term Loan B2 (1 mo. USD LIBOR + 1.750%)	3.895%	6/22/26	8,324,194	8,356,901	(e)(g)(h)
Wyndham Hotels & Resorts Inc., Term Loan B (1 mo. USD LIBOR + 1.750%)	3.862%	5/30/25	2,203,350	2,211,956	(e)(g)(h)

Total Hotels, Restaurants & Leisure				22,090,617

Specialty Retail - 1.0%
PetSmart Inc., Term Loan B2 (1 mo. USD LIBOR + 4.000%)	6.210%	3/11/22	4,918,413	4,778,543	(e)(g)(h)

TOTAL CONSUMER DISCRETIONARY				29,681,166

HEALTH CARE - 0.5%
Health Care Providers & Services - 0.2%
U.S. Renal Care Inc., First Lien Term Loan B (1 mo. USD LIBOR + 5.000%)	7.112%	6/12/26	930,000	891,870	(e)(g)(h)(i)

Pharmaceuticals - 0.3%
Option Care Health Inc., First Lien Term Loan B (1 mo. USD LIBOR + 4.500%)	6.612%	8/6/26	1,350,000	1,346,625	(e)(g)(h)(j)

TOTAL HEALTH CARE				2,238,495

INDUSTRIALS - 1.5%
Air Freight & Logistics - 0.9%
Avolon TLB Borrower 1 (US) LLC, Term Loan B3 (1 mo. USD LIBOR + 1.750%)	3.922%	1/15/25	4,406,476	4,420,995	(e)(g)(h)

Professional Services - 0.4%
Trans Union LLC, 2017 Replacement Term Loan B3 (1 mo. USD LIBOR + 2.000%)	4.112%	4/10/23	2,091,264	2,096,492	(e)(g)(h)

See Notes to Schedule of Investments.

WESTERN ASSET GLOBAL HIGH INCOME FUND INC.

Schedule of investments (unaudited) (cont’d)	August 31, 2019

SECURITY‡	RATE	MATURITY DATE	FACE AMOUNT†	VALUE
Trading Companies & Distributors - 0.2%
Delos Finance SARL, 2018 Term Loan (3 mo. USD LIBOR + 1.750%)	4.080%	10/6/23	833,333	$835,863	(e)(g)(h)

TOTAL INDUSTRIALS				7,353,350

UTILITIES - 0.1%
Electric Utilities - 0.1%
Panda Temple Power LLC, Second Lien Term Loan (1 mo. USD LIBOR +8.000% PIK)	10.145%	2/7/23	343,930	345,649	(e)(f)(g)(h)(j)

TOTAL SENIOR LOANS (Cost - $47,135,061)				47,707,465

U.S. GOVERNMENT & AGENCY OBLIGATIONS - 7.0%
U.S. Government Obligations - 7.0%
U.S. Treasury Notes	2.500%	1/31/21	500,000	505,801
U.S. Treasury Notes	2.250%	4/30/21	3,000,000	3,032,051	(k)
U.S. Treasury Notes	1.625%	6/30/21	1,500,000	1,501,992
U.S. Treasury Notes	1.750%	7/31/21	1,250,000	1,255,273
U.S. Treasury Notes	1.750%	11/30/21	3,500,000	3,520,303
U.S. Treasury Notes	1.750%	7/15/22	750,000	756,548
U.S. Treasury Notes	1.625%	5/31/23	2,500,000	2,518,652	(k)
U.S. Treasury Notes	2.750%	8/31/23	4,250,000	4,467,896	(k)
U.S. Treasury Notes	2.875%	9/30/23	2,700,000	2,855,197	(k)
U.S. Treasury Notes	2.125%	11/30/23	4,750,000	4,888,232	(k)
U.S. Treasury Notes	2.125%	3/31/24	3,900,000	4,022,256	(k)
U.S. Treasury Notes	2.000%	6/30/24	3,250,000	3,338,867
U.S. Treasury Notes	2.375%	5/15/29	230,000	247,915

TOTAL U.S. GOVERNMENT & AGENCY OBLIGATIONS (Cost - $31,766,024)				32,910,983

CONVERTIBLE BONDS & NOTES - 1.0%
COMMUNICATION SERVICES - 0.8%
Media - 0.8%
DISH Network Corp., Senior Notes	2.375%	3/15/24	4,030,000	3,530,449

ENERGY - 0.2%
Oil, Gas & Consumable Fuels - 0.2%
Chesapeake Energy Corp., Senior Notes	5.500%	9/15/26	1,790,000	1,132,899

TOTAL CONVERTIBLE BONDS & NOTES (Cost - $4,813,547)				4,663,348

			SHARES
COMMON STOCKS - 0.2%
CONSUMER DISCRETIONARY - 0.0%
Hotels, Restaurants & Leisure - 0.0%
Bossier Escrow Shares			65,403	13,819	*(j)(l)

See Notes to Schedule of Investments.

WESTERN ASSET GLOBAL HIGH INCOME FUND INC.

Schedule of investments (unaudited) (cont’d)	August 31, 2019

SECURITY‡			SHARES		VALUE
ENERGY - 0.1%
Energy Equipment & Services - 0.0%
Hercules Offshore Inc. (Escrow)			37,071		$24,284	*(j)(l)
KCAD Holdings I Ltd.			77,972,021		0	*(j)(l)(m)

Total Energy Equipment & Services					24,284

Oil, Gas & Consumable Fuels - 0.1%
Berry Petroleum Corp.			31,121		248,657
Montage Resources Corp.			51,847		154,504	*
MWO Holdings LLC			417		31,900	*(j)(l)

Total Oil, Gas & Consumable Fuels					435,061

TOTAL ENERGY					459,345

UTILITIES - 0.1%
Electric Utilities - 0.1%
Panda Temple Power LLC			21,934		482,548	*

TOTAL COMMON STOCKS (Cost - $6,942,462)					955,712

	RATE	MATURITY DATE	FACE AMOUNT†
NON-U.S. TREASURY INFLATION PROTECTED SECURITIES - 0.1%
Argentina - 0.1%
Bonos de la Nacion Argentina con Ajuste por CER, Bonds (Cost - $1,832,668)	4.000%	3/6/20	55,023,242	ARS	417,825

TOTAL INVESTMENTS BEFORE SHORT-TERM INVESTMENTS (Cost - $621,050,482)					663,501,056

			SHARES
SHORT-TERM INVESTMENTS - 0.9%
Dreyfus Government Cash Management, Institutional Shares (Cost - $4,266,480)	2.006%		4,266,480		4,266,480

TOTAL INVESTMENTS - 141.5% (Cost - $625,316,962)					667,767,536
Liabilities in Excess of Other Assets - (41.5)%					(195,954,876)

TOTAL NET ASSETS - 100.0%					$471,812,660

See Notes to Schedule of Investments.

WESTERN ASSET GLOBAL HIGH INCOME FUND INC.

Schedule of investments (unaudited) (cont’d)	August 31, 2019

†	Face amount denominated in U.S. dollars, unless otherwise noted.

‡	Securities held by the Fund are subject to a lien, granted to the lender, to the extent of the borrowing outstanding and any additional expenses.

*	Non-income producing security.

(a)

Security is exempt from registration under Rule 144A of the Securities Act of 1933. This security may be resold in transactions that are exempt from registration, normally to qualified institutional buyers. This security has been deemed liquid pursuant to guidelines approved by the Board of Directors.

(b)	The coupon payment on these securities is currently in default as of August 31, 2019.

(c)

Security is exempt from registration under Regulation S of the Securities Act of 1933. Regulation S applies to securities offerings that are made outside of the United States and do not involve direct selling efforts in the United States. This security has been deemed liquid pursuant to guidelines approved by the Board of Directors.

(d)	Security has no maturity date. The date shown represents the next call date.

(e)

Variable rate security. Interest rate disclosed is as of the most recent information available. Certain variable rate securities are not based on a published reference rate and spread but are determined by the issuer or agent and are based on current market conditions. These securities do not indicate a reference rate and spread in their description above.

(f)	Payment-in-kind security for which the issuer has the option at each interest payment date of making interest payments in cash or additional securities.

(g)	Interest rates disclosed represent the effective rates on senior loans. Ranges in interest rates are attributable to multiple contracts under the same loan.

(h)	Senior loans may be considered restricted in that the Fund ordinarily is contractually obligated to receive approval from the agent bank and/or borrower prior to the disposition of a senior loan.

(i)	All or a portion of this loan is unfunded as of August 31, 2019. The interest rate for fully unfunded term loans is to be determined.

(j)	Security is valued using significant unobservable inputs (Note 1).

(k)	All or a portion of this security is held by the counterparty as collateral for open reverse repurchase agreements.

(l)	Security is valued in good faith in accordance with procedures approved by the Board of Directors (Note 1).

(m)	Value is less than $1.

Abbreviations used in this schedule:

ARS	— Argentine Peso
BRL	— Brazilian Real
CER	— Coeficente de Establilzacion de Referencia
EUR	— Euro
GBP	— British Pound
ICE	— Intercontinental Exchange
IDR	— Indonesian Rupiah
JSC	— Joint Stock Company

LIBOR	— London Interbank Offered Rate
MXN	— Mexican Peso
OJSC	— Open Joint Stock Company
PIK	— Payment-In-Kind
PLN	— Polish Zloty
RUB	— Russian Ruble
USD	— United States Dollar
UYU	— Uruguayan Peso

See Notes to Schedule of Investments.

WESTERN ASSET GLOBAL HIGH INCOME FUND INC.

Schedule of investments (unaudited) (cont’d)	August 31, 2019

At August 31, 2019, the Fund had the following open reverse repurchase agreements:

Counterparty	Rate	Effective Date	Maturity Date	Face Amount of Reverse Repurchase Agreements	Asset Class of Collateral*	Collateral Value
Deutsche Bank	2.440%	7/10/2019	10/8/2019	$17,719,500	U.S. Government & Agency Obligations	$18,337,419
Goldman Sachs Group Inc.	2.400%	7/10/2019	10/8/2019	2,459,375	U.S. Government & Agency Obligations	2,518,652

				$20,178,875		$20,856,071

*	Refer to the Schedule of Investments for positions held at the counterparty as collateral for reverse repurchase agreements.

At August 31, 2019, the Fund had the following open forward foreign currency contracts:

Currency Purchased		Currency Sold		Counterparty	Settlement Date	Unrealized Appreciation (Depreciation)
USD	2,163,257	GBP	1,721,215	Barclays Bank PLC	10/17/19	$64,676
EUR	112,528	USD	126,410	BNP Paribas SA	10/17/19	(2,274)
MXN	1,511,611	USD	77,903	BNP Paribas SA	10/17/19	(3,088)
USD	4,004,185	EUR	3,530,000	JPMorgan Chase & Co.	10/17/19	110,050

Total						$169,364

Abbreviations used in this table:

EUR	— Euro
GBP	— British Pound
MXN	— Mexican Peso
USD	— United States Dollar

This Schedule of Investments is unaudited and is intended to provide information about the Fund’s investments as of the date of the schedule. Other information regarding the Fund is available in the Fund’s most recent annual or semi-annual shareholder report.

See Notes to Schedule of Investments.

Notes to Schedule of Investments (unaudited)

1. Organization and significant accounting policies

Western Asset Global High Income Fund Inc (the “Fund”) was incorporated in Maryland and is registered as a non-diversified, closed-end management investment company under the Investment Company Act of 1940, as amended (the “1940 Act”). The Board of Directors authorized 100 million shares of $0.001 par value common stock. The Fund’s primary investment objective is high current income. The Fund’s secondary investment objective is total return. Under normal market conditions, the Fund invests in a global portfolio of securities consisting of below investment grade fixed-income securities, emerging market fixed-income securities and investment grade fixed-income securities.

The following are significant accounting policies consistently followed by the Fund and are in conformity with U.S. generally accepted accounting principles (“GAAP”).

(a) Investment valuation. The valuations for fixed income securities (which may include, but are not limited to, corporate, government, municipal, mortgage-backed, collateralized mortgage obligations and asset-backed securities) and certain derivative instruments are typically the prices supplied by independent third party pricing services, which may use market prices or broker/dealer quotations or a variety of valuation techniques and methodologies. The independent third party pricing services use inputs that are observable such as issuer details, interest rates, yield curves, prepayment speeds, credit risks/spreads, default rates and quoted prices for similar securities. Investments in open-end funds are valued at the closing net asset value per share of each fund on the day of valuation. Futures contracts are valued daily at the settlement price established by the board of trade or exchange on which they are traded. Equity securities for which market quotations are available are valued at the last reported sales price or official closing price on the primary market or exchange on which they trade. When the Fund holds securities or other assets that are denominated in a foreign currency, the Fund will normally use the currency exchange rates as of 4:00 p.m. (Eastern Time). If independent third party pricing services are unable to supply prices for a portfolio investment, or if the prices supplied are deemed by the manager to be unreliable, the market price may be determined by the manager using quotations from one or more broker/dealers or at the transaction price if the security has recently been purchased and no value has yet been obtained from a pricing service or pricing broker. When reliable prices are not readily available, such as when the value of a security has been significantly affected by events after the close of the exchange or market on which the security is principally traded, but before the Fund calculates its net asset value, the Fund values these securities as determined in accordance with procedures approved by the Fund’s Board of Directors.

The Board of Directors is responsible for the valuation process and has delegated the supervision of the daily valuation process to the Legg Mason North Atlantic Fund Valuation Committee (the “Valuation Committee”). The Valuation Committee, pursuant to the policies adopted by the Board of Directors, is responsible for making fair value determinations, evaluating the effectiveness of the Fund’s pricing policies, and reporting to the Board of

Notes to Schedule of Investments (unaudited) (continued)

Directors. When determining the reliability of third party pricing information for investments owned by the Fund, the Valuation Committee, among other things, conducts due diligence reviews of pricing vendors, monitors the daily change in prices and reviews transactions among market participants.

The Valuation Committee will consider pricing methodologies it deems relevant and appropriate when making fair value determinations. Examples of possible methodologies include, but are not limited to, multiple of earnings; discount from market of a similar freely traded security; discounted cash-flow analysis; book value or a multiple thereof; risk premium/yield analysis; yield to maturity; and/or fundamental investment analysis. The Valuation Committee will also consider factors it deems relevant and appropriate in light of the facts and circumstances. Examples of possible factors include, but are not limited to, the type of security; the issuer’s financial statements; the purchase price of the security; the discount from market value of unrestricted securities of the same class at the time of purchase; analysts’ research and observations from financial institutions; information regarding any transactions or offers with respect to the security; the existence of merger proposals or tender offers affecting the security; the price and extent of public trading in similar securities of the issuer or comparable companies; and the existence of a shelf registration for restricted securities.

For each portfolio security that has been fair valued pursuant to the policies adopted by the Board of Directors, the fair value price is compared against the last available and next available market quotations. The Valuation Committee reviews the results of such back testing monthly and fair valuation occurrences are reported to the Board of Directors quarterly.

The Fund uses valuation techniques to measure fair value that are consistent with the market approach and/or income approach, depending on the type of security and the particular circumstance. The market approach uses prices and other relevant information generated by market transactions involving identical or comparable securities. The income approach uses valuation techniques to discount estimated future cash flows to present value.

GAAP establishes a disclosure hierarchy that categorizes the inputs to valuation techniques used to value assets and liabilities at measurement date. These inputs are summarized in the three broad levels listed below:

•	Level 1 – quoted prices in active markets for identical investments

•	Level 2 – other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, credit risk, etc.)

•	Level 3 – significant unobservable inputs (including the Fund’s own assumptions in determining the fair value of investments)

The inputs or methodologies used to value securities are not necessarily an indication of the risk associated with investing in those securities.

Notes to Schedule of Investments (unaudited) (continued)

The following is a summary of the inputs used in valuing the Fund’s assets and liabilities carried at fair value:

ASSETS
DESCRIPTION	QUOTED PRICES (LEVEL 1)	OTHER SIGNIFICANT OBSERVABLE INPUTS (LEVEL 2)	SIGNIFICANT UNOBSERVABLE INPUTS (LEVEL 3)	TOTAL
Long-Term Investments†:
Corporate Bonds & Notes	—	$451,669,984	—	$451,669,984
Sovereign Bonds	—	125,175,739	—	125,175,739
Senior Loans:
Health Care	—	891,870	$1,346,625	2,238,495
Utilities	—	—	345,649	345,649
Other Senior Loans	—	45,123,321	—	45,123,321
U.S. Government & Agency Obligations	—	32,910,983	—	32,910,983
Convertible Bonds & Notes	—	4,663,348	—	4,663,348
Common Stocks:
Consumer Discretionary	—	—	13,819	13,819
Energy	$403,161	—	56,184	459,345
Utilities	—	482,548	—	482,548
Non-U.S. Treasury Inflation Protected Securities	—	417,825	—	417,825

Total Long-Term Investments	403,161	661,335,618	1,762,277	663,501,056

Short-Term Investments†	4,266,480	—	—	4,266,480

Total Investments	$4,669,641	$661,335,618	$1,762,277	$667,767,536

Other Financial Instruments:
Forward Foreign Currency Contracts	—	$174,726	—	$174,726

Total	$4,669,641	$661,510,344	$1,762,277	$667,942,262

LIABILITIES
DESCRIPTION	QUOTED PRICES (LEVEL 1)	OTHER SIGNIFICANT OBSERVABLE INPUTS (LEVEL 2)	SIGNIFICANT UNOBSERVABLE INPUTS (LEVEL 3)	TOTAL
Other Financial Instruments:
Forward Foreign Currency Contracts	—	$5,362	—	$5,362

†	See Schedule of Investments for additional detailed categorizations.